Other Liabilities, Provisions, Contingencies and Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Sundry creditors			$ 18,540	$ 16,869
Derivative financial instruments (see Note 21)			738	470
Other tax payable			11,106	11,275
Other			108	136
Total	$ 1,804		30,492	28,750
Tax payable			1,116	1,045
Debt with former shareholders			1,578	1,575
Other			1,923	1,676
Total			$ 4,617	$ 4,296

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3